DERIVATIVE FINANCIAL LIABILITY - Disclosure of Continuity of Derivative Liability (Details) - CAD ($)	12 Months Ended
	May 31, 2025	May 31, 2024
Disclosure Of Derivative Financial Liability [Abstract]
Balance at beginning	$ 0
Fair value of the derivative financial liability on the date of issuance	182,137
Fair value changes of the derivative financial liability	220,916	$ 0
Balance at end	$ 403,053	$ 0